Exhibit 99
Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	June 2012
Payment Date	7/16/2012
Transaction Month	3
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,078,954,741.62	98,738	57.96 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$447,900,000.00	0.31339%	May 15, 2013
Class A-2 Notes	$616,900,000.00	0.570%	January 15, 2015
Class A-3 Notes	$658,000,000.00	0.720%	December 15, 2016
Class A-4 Notes	$177,070,000.00	1.000%	September 15, 2017
Class B Notes	$59,990,000.00	1.670%	November 15, 2017
Class C Notes	$40,000,000.00	2.080%	February 15, 2018
Class D Notes	$40,000,000.00	2.930%	October 15, 2018
Total	$2,039,860,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$7,381,893.57

Principal:
Principal Collections	$39,943,404.52
Prepayments in Full	$44,407,666.50
Liquidation Proceeds	$234,166.00
Recoveries	$0.00
Sub Total	$84,585,237.02
Collections	$91,967,130.59

Purchase Amounts:
Purchase Amounts Related to Principal	$294,261.51
Purchase Amounts Related to Interest	$1,594.60
Sub Total	$295,856.11

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$92,262,986.70

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	June 2012
Payment Date	7/16/2012
Transaction Month	3
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$92,262,986.70
Servicing Fee	$1,563,845.11	$1,563,845.11	$0.00	$0.00	$90,699,141.59
Interest - Class A-1 Notes	$63,339.69	$63,339.69	$0.00	$0.00	$90,635,801.90
Interest - Class A-2 Notes	$293,027.50	$293,027.50	$0.00	$0.00	$90,342,774.40
Interest - Class A-3 Notes	$394,800.00	$394,800.00	$0.00	$0.00	$89,947,974.40
Interest - Class A-4 Notes	$147,558.33	$147,558.33	$0.00	$0.00	$89,800,416.07
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$89,800,416.07
Interest - Class B Notes	$83,486.08	$83,486.08	$0.00	$0.00	$89,716,929.99
Second Priority Principal Payment	$26,346,711.43	$26,346,711.43	$0.00	$0.00	$63,370,218.56
Interest - Class C Notes	$69,333.33	$69,333.33	$0.00	$0.00	$63,300,885.23
Third Priority Principal Payment	$40,000,000.00	$40,000,000.00	$0.00	$0.00	$23,300,885.23
Interest - Class D Notes	$97,666.67	$97,666.67	$0.00	$0.00	$23,203,218.56
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$23,203,218.56
Regular Principal Payment	$168,363,285.40	$23,203,218.56	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residuel Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$92,262,986.70

Principal Payment:
First Priority Principal Payment					$0.00
First Priority Principal Payment					$26,346,711.43
First Priority Principal Payment					$40,000,000.00
First Priority Principal Payment					$23,203,218.56
Total					$89,549,929.99
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$89,549,929.99	$199.93	$63,339.69	$0.14	$89,613,269.68	$200.07
Class A-2 Notes	$0.00	$0.00	$293,027.50	$0.48	$293,027.50	$0.48
Class A-3 Notes	$0.00	$0.00	$394,800.00	$0.60	$394,800.00	$0.60
Class A-4 Notes	$0.00	$0.00	$147,558.33	$0.83	$147,558.33	$0.83
Class B Notes	$0.00	$0.00	$83,486.08	$1.39	$83,486.08	$1.39
Class C Notes	$0.00	$0.00	$69,333.33	$1.73	$69,333.33	$1.73
Class D Notes	$0.00	$0.00	$97,666.67	$2.44	$97,666.67	$2.44
Total	$89,549,929.99	$43.90	$1,149,211.60	$0.56	$90,699,141.59	$44.46

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	June 2012
Payment Date	7/16/2012
Transaction Month	3

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$234,709,996.83	0.5240232	$145,160,066.84	0.3240903
Class A-2 Notes	$616,900,000.00	1.0000000	$616,900,000.00	1.0000000
Class A-3 Notes	$658,000,000.00	1.0000000	$658,000,000.00	1.0000000
Class A-4 Notes	$177,070,000.00	1.0000000	$177,070,000.00	1.0000000
Class B Notes	$59,990,000.00	1.0000000	$59,990,000.00	1.0000000
Class C Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Class D Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Total	$1,826,669,996.83	0.8954879	$1,737,120,066.84	0.8515879

Pool Information
Weighted Average APR	4.753%	4.732%
Weighted Average Remaining Term	56.51	55.77
Number of Receivables Outstanding	90,368	86,034
Pool Balance	$1,876,614,137.57	$1,791,625,738.68
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,802,771,154.88	$1,720,323,285.40
Pool Factor	0.9026720	0.8617916

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$10,394,773.71
Targeted Credit Enhancement Amount	$26,874,386.08
Yield Supplement Overcollateralization Amount	$71,302,453.28
Targeted Overcollateralization Amount	$87,782,065.65
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$54,505,671.84

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$10,394,773.71
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$10,394,773.71
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$10,394,773.71

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	June 2012
Payment Date	7/16/2012
Transaction Month	3

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		318	$108,900.36
(Recoveries)		0	$0.00
Net Losses for Current Collection Period			$108,900.36
Cumulative Net Losses Last Collection Period			$45,503.24
Cumulative Net Losses for all Collection Periods			$154,403.60

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.07%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.70%	590	$12,551,150.82
61-90 Days Delinquent	0.04%	34	$709,754.49
91-120 Days Delinquent	0.01%	4	$120,583.54
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.75%	628	$13,381,488.85

Repossession Inventory:
Repossessed in the Current Collection Period		34	$751,151.38
Total Repossessed Inventory		41	$1,017,767.67

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.0010%
Preceding Collection Period			0.0274%
Current Collection Period			0.0712%
Three Month Average			0.0332%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0000%
Preceding Collection Period			0.0310%
Current Collection Period			0.0442%
Three Month Average			0.0251%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: January 13, 2012

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer